Cash flow information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
LOSS FOR THE YEAR	€ (35,046)	€ (171,493)
Adjustments for:
Depreciation and amortization	8,557	11,153
Write-off / impairment fixed assets/intangibles	(1,888)	3,286
Share-based compensation expense	2,192	(8,921)
Income tax expense/(income)	(3,778)	2,271
(Profit)/loss from disposal of property, plant, equipment and intangible assets	41	46
Share of (profit)/loss from associates	0	(9)
Provision for employer contribution costs on share-based compensation plans	(440)	(19,290)
Other non-cash (income)/expense	(294)	8,972
Interest income	(504)	(35)
Interest expense	8,879	8,199
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and consolidation):
Other non-current assets	365	1,335
Long term refund liabilities	(16)	(94,780)
Other non-current liabilities and provisions	(70)	601
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Inventory	1,724	26,041
Trade and other receivables	2,872	44,960
Contract liabilities	2,346	(4,304)
Refund liabilities	(57,448)	44,654
Trade and other payables and provisions	7,720	47,904
Cash used in operations	(64,789)	(99,410)
Provision for employer contribution released		19,500
Refund liabilities	€ 88,229		€ 143,085	€ 254,582
UK Authority
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Refund liabilities		0
Revenue from royalty obligation		€ 89,400